SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

13. SUBSEQUENT EVENTS

From the period subsequent to December 31, 2024 and to the date of filing of these financial statements, the following occurred:

-      11,300 shares were cancelled, which were purchased and held in treasury at December 31, 2024 (Note 8).

-      107,300 shares were purchased in 2025, of which 37,000 were cancelled and 70,300 remain in treasury, to be cancelled in May 2025.

-      the Company announced that it would proceed with a share repurchase plan in 2025.  Under the terms of the plan, which commences on March 17, 2025, the Company will be able to repurchase up to 4,000,000 shares.